INVENTORIES (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Inventories	$ 284,354	$ 284,561	$ 309,144
Manufactured bio produce [Member]
Inventories	284,354	77,399	70,560
Trading goods [Member]
Inventories	$ 206,717	$ 207,162	$ 238,584